INCOME TAXES - Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Canada
Operating Loss Carryforwards
Operating loss carryforward	$ 848,000
United States | Earliest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	476,000
United States | Latest Tax Year
Operating Loss Carryforwards
Operating loss carryforward	$ 256,000